Expense Example - Bahl & Gaynor Income Growth Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 635
Expense Example, with Redemption, 3 Years	815
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	1,575
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,933
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	$ 786